INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2015	Jun. 30, 2015
CURRENT ASSETS:
Cash and cash equivalents	$ 10,805	$ 22,626
Short-term bank deposits	15,574	7,167
Restricted cash and short term bank deposits	551	1,076
Marketable securities	20,309	22,250
Account receivable from OCS	419	1,691
Other current assets	1,152	2,058
Total current assets	48,810	56,868
LONG-TERM ASSETS:
Long-term deposits and restricted deposits	343	361
Severance pay fund	758	753
Property and equipment, net	10,400	10,173
Total long-term assets	11,501	11,287
Total assets	60,311	68,155
CURRENT LIABILITIES
Trade payables	1,495	3,268
Accrued expenses	1,010	910
Deferred revenues	379	379
Advance payment from United Therapeutics	70	93
Other accounts payable	1,289	1,533
Total current liabilities	4,243	6,183
LONG-TERM LIABILITIES
Deferred revenues	2,373	2,468
Accrued severance pay	866	859
Other long-term liabilities	481	502
Total long-term liabilities	$ 3,720	$ 3,829
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY
Share capital: Common stock $0.00001 par value: Authorized: 200,000,000 shares Issued and outstanding: 79,198,253 shares as of September 30, 2015, 78,771,905 shares as of June 30, 2015	$ 1	$ 1
Additional paid-in capital	196,292	195,303
Accumulated deficit	$ (144,387)	(138,511)
Receivables on account of shares		(790)
Other comprehensive income	$ 442	2,140
Total stockholders' equity	52,348	58,143
Total liabilities and stockholders' equity	$ 60,311	$ 68,155